Short Term Leases - Schedule Of Future Minimum Lease Payments Under Non-cancelable Operating Leases (Detail) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Lessee, Operating Lease, Liability, to be Paid, Fiscal Year Maturity [Abstract]
2023	$ 153	$ 217
Total minimum payments required	$ 455	$ 217